Share based compensation reserve - Director and Senior Management Share Awards (Narrative) (Details) $ / shares in Units, € in Millions, $ in Millions		1 Months Ended						3 Months Ended		9 Months Ended
	Jun. 14, 2019 shares	Sep. 30, 2020 shares $ / shares	Feb. 29, 2020 shares $ / shares	Jan. 31, 2020 shares $ / shares	Jan. 31, 2020 shares	Sep. 30, 2019 shares	Jul. 31, 2019 shares	Sep. 30, 2020 EUR (€)	Sep. 30, 2019 EUR (€)	Sep. 30, 2020 EUR (€) shares	Sep. 30, 2019 EUR (€)	Sep. 25, 2020 shares	Jan. 01, 2020 EUR (€)	Jan. 01, 2020 USD ($)	Jan. 01, 2019 EUR (€)	Jan. 01, 2019 USD ($)	Jan. 01, 2018 EUR (€)	Jan. 01, 2018 USD ($)	Jan. 01, 2017 EUR (€)	Jan. 01, 2017 USD ($)	Jan. 01, 2016 EUR (€)	Jan. 01, 2016 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Key management personnel compensation | €								€ 0.7	€ 3.6	€ 4.8	€ 10.4
Weighted average fair value at measurement date, other equity instruments granted													€ 4.3	$ 4.8	€ 1.2	$ 1.4	€ 1.3	$ 1.6	€ 4.6	$ 5.2	€ 24.7	$ 28.2
Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)	39,370									25,791
New awards granted in the period (in shares)							2,460
Number of other equity instruments exercised or vested in share-based payment arrangement	39,370									25,791
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)										1,910,561
New awards granted in the period (in shares)										761,979
Number of other equity instruments exercised or vested in share-based payment arrangement										1,910,561
Restricted shares | Management Award 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)						166,427
Restricted shares | Management Award 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)										761,979
EBITDA and cumulative net sales tranches as percent of total award				37.50%	37.50%
Share price tranche as percent of total award				25.00%	25.00%
Number of other equity instruments exercised or vested in share-based payment arrangement										761,979
Restricted shares | Management Award 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)			1,626,006	284,555	163,816
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares			$ 19.53	$ 22.37
Liabilities from share-based payment transactions (in shares)			697,964		120,739
Number of shares issued (in shares)			928,042
Number of other equity instruments exercised or vested in share-based payment arrangement			1,626,006	284,555	163,816
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares			$ 19.53	$ 22.37
Number of shares issued (in shares)			928,042
Liabilities from share-based payment transactions (in shares)			697,964		120,739
Restricted shares | Management Award 2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)		42,825
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		$ 25.30
Liabilities from share-based payment transactions (in shares)		17,170
Number of shares issued (in shares)												25,655
Number of other equity instruments exercised or vested in share-based payment arrangement		42,825
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares		$ 25.30
Number of shares issued (in shares)												25,655
Liabilities from share-based payment transactions (in shares)		17,170
Restricted shares | Key Management Personnel Of Entity Or Parent, Non-Executive Director [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)										49,196
Liabilities from share-based payment transactions (in shares)	8,656
New awards granted in the period (in shares)	34,447
Number of other equity instruments exercised or vested in share-based payment arrangement										49,196
Liabilities from share-based payment transactions (in shares)	8,656
Restricted shares | January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)										1,910,561
New awards granted in the period (in shares)										0
Number of other equity instruments exercised or vested in share-based payment arrangement										1,910,561
Restricted shares | January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)										0
New awards granted in the period (in shares)										0
Number of other equity instruments exercised or vested in share-based payment arrangement										0
Restricted shares | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)										0
New awards granted in the period (in shares)										0
Number of other equity instruments exercised or vested in share-based payment arrangement										0
Restricted shares | Key management personnel of entity or parent | Share-based Compensation Award, Tranche Two | January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period										3 years
Restricted shares | Key management personnel of entity or parent | Share-based Compensation Award, Tranche Two | January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period										2 years
Restricted shares | Key management personnel of entity or parent | Share-based Compensation Award, Tranche Two | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period										3 years
Restricted shares | Key management personnel of entity or parent | Share-based Compensation Award, Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage										50.00%
Restricted shares | Key management personnel of entity or parent | Share-based Compensation Award, Tranche One | January 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period										2 years
Restricted shares | Key management personnel of entity or parent | Share-based Compensation Award, Tranche One | January 1, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period										2 years
Restricted shares | Key management personnel of entity or parent | Share-based Compensation Award, Tranche One | January 1, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period										2 years
LTIP vesting
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting rights, percentage										50.00%